SUBSEQUENT EVENTS (Details Narrative)										1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 14, 2025 USD ($) shares	Jan. 14, 2025 CNY (¥) shares	Nov. 26, 2024 USD ($) $ / shares	Aug. 12, 2024 USD ($) shares	Aug. 12, 2024 CNY (¥) shares	Jul. 31, 2024 $ / shares shares	Jul. 24, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($) shares	Jan. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 22, 2024 shares	Aug. 09, 2024 shares	Jul. 26, 2024 USD ($)	Jul. 24, 2024 CNY (¥)	Feb. 01, 2024 USD ($)	Nov. 01, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jun. 20, 2023 $ / shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Debt interest														10.00%
Proceeds from Issuance of Long-Term Debt												$ 88,766
Issuance of shares | shares										2,500,001
Ordinary shares, value										$ 882,000
Principal amount																			$ 300,000	$ 575,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares outstanding | shares											24,443,989	27,278,652	27,278,652	24,443,989									24,033,782
Cetus Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Class of warrants | $ / shares																						$ 11.50
Issuance of shares | shares									300,000
Share price | $ / shares									$ 0.03		$ 9.20			$ 9.20
Ordinary shares, value												$ 57,500,000		$ 57,500,000
Cash											$ 181,795		$ 20,000	320,971
Common stock held in trust									$ 50,000												$ 575,000
Stock redeemed shares | shares								3,691,066	3,691,066
Stock redeemed value								$ 38,792,466	$ 38,792,466			$ (51,770,535)		$ (51,770,535)
Cetus Capital Acquisition Corp [Member] | Sponsor Loan [Member]
Subsequent Event [Line Items]
Principal amount									$ 300,000
Cetus Capital Acquisition Corp [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of warrants | $ / shares											$ 0.01			$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrants | $ / shares						$ 11.50
Shares outstanding | shares																16,788,342
Warrants outstanding | shares																6,036,875
Shares issued | shares															150,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Convertible debt							$ 4,800,000											¥ 35,000,000
Debt interest							10.00%
Proceeds from Issuance of Long-Term Debt	$ 4,800,000	¥ 35,000,000		$ 4,800,000	¥ 35,000,000
Shares issued | shares				150,000	150,000
Issuance of shares | shares	150,000	150,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Streeterville Capital Llc [Member]
Subsequent Event [Line Items]
Share price | $ / shares			$ 0.0001
Principal amount			$ 1,851,000
Repayments of Convertible Debt			1,700,000
Proceeds from Convertible Debt			$ 1,700,000
Subsequent Event [Member] | Amended Satisfaction and Discharge Agreement [Member] | D. Boral Capital LLC [Member]
Subsequent Event [Line Items]
Issuance of shares | shares							115,000
Payments of related party debt							$ 862,500
Share price | $ / shares							$ 10
Ordinary shares, value							$ 1,150,000
Cash																	$ 862,500
Bears interest rate percentage																	10.00%
Subsequent Event [Member] | Common Stock [Member] | Amended Satisfaction and Discharge Agreement [Member] | D. Boral Capital LLC [Member]
Subsequent Event [Line Items]
Issuance of shares | shares							315,000
Ordinary shares, value							$ 200,000
Subsequent Event [Member] | Cetus Capital [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						13,855,239
Subsequent Event [Member] | Cetus Capital [Member] | Non-redeeming [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						30,083
Subsequent Event [Member] | Cetus Capital [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						958,333
Subsequent Event [Member] | Cetus Capital [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						6,036,875
Subsequent Event [Member] | Cetus Sponsor LLC [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						1,772,187
Subsequent Event [Member] | EF Hutton LLC [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						172,500
Subsequent Event [Member] | Cetus Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
Issuance of shares | shares									300,000
Share price | $ / shares									$ 0.03
Principal amount									$ 50,000
Common stock held in trust									$ 50,000
Stock redeemed shares | shares									3,691,066
Stock redeemed value									$ 38,792,466
Subsequent Event [Member] | Cetus Capital Acquisition Corp [Member] | Sponsor Loan [Member]
Subsequent Event [Line Items]
Principal amount									$ 300,000
Subsequent Event [Member] | Cetus Capital Acquisition Corp [Member] | Amended Satisfaction and Discharge Agreement [Member] | D. Boral Capital LLC [Member]
Subsequent Event [Line Items]
Cash																	$ 862,500
Bears interest rate percentage																	10.00%